Other Liabilities	12 Months Ended
Mar. 31, 2021
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Other Liabilities
22	OTHER LIABILITIES
Other liabilities at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Accrued expenses	¥320,850	¥338,626
Unearned income	105,510	121,416
Financial guarantees and other credit-related contingent liabilities	34,227	42,515
Due to trust account	1,732,438	1,379,220
Payables to brokers, dealers and customers for securities transactions	2,504,422	1,712,641
Payables related to credit card services	743,514	636,032
Obligations from factoring transactions	479,963	506,202
Retirement benefit liabilities	38,881	38,986
Guarantee deposits received	746,465	1,130,839
Others	2,071,232	1,694,878

Total other liabilities	¥8,777,502	¥7,601,355